Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Allowance for Credit Losses

As of September 30, 2024 and 2025, accounts receivable and allowance for credit losses consisted of the following:

	As of September 30,
	2024	2025
Accounts receivable	$7,909,633	$11,742,416
Less: allowance for credit losses	(107,598)	(280,407)
Accounts receivable, net	$7,802,035	$11,462,009

Schedule of Allowance for Credit Losses

The movement of allowance for credit losses of accounts receivable were as follows:

	For the year September 30,
	2023	2024	2025
Balance at beginning of the year	$-	$2,810	$107,598
Changes in credit losses	2,907	101,964	172,081
Foreign currency translation adjustment	(97)	2,824	728
Balance at the end of the year	$2,810	$107,598	$280,407